Recurring Fair Value Measurements	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Recurring Fair Value Measurements [Line Items]
RECURRING FAIR VALUE MEASUREMENTS

Note 7 — RECURRING FAIR VALUE MEASUREMENTS

At June 30, 2021, the Company’s warrant liability was valued at $8,607,750. Under the guidance in ASC 815-40 the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant valuation will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

The Company’s warrant liability for the Private Placement Warrants is based on a valuation model utilizing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. The fair value of the Private Warrant liability classified within Level 3 of the fair value hierarchy.

The Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. The fair value of the Public Warrant liability is classified within Level 1 of the fair value hierarchy.

Substantially all of the Company’s trust assets on the condensed balance sheet consist of U. S. Money Market funds which are classified as cash equivalents. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets.

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of June 30, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account-Money Market Mutual Funds	172,511,739	—	—
Liabilities
Warrant Liability – Public Warrants	$5,347,500	$—	$—
Warrant Liability – Private Warrants	—	—	3,260,250
	$5,347,500	$—	$3,260,250

The Private Warrants were valued using a Black Scholes Option Pricing Model and were considered to be a Level 3 fair value measurements due to the use of unobservable inputs. The Black Scholes Option Pricing Model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from the post-merger announced publicly traded warrants for comparable SPAC companies as of the valuation date. The closing price of the Public Warrants was used to determine their fair value.

The key inputs used in the Black Scholes Option Pricing Model for the Private Warrants were as follows:

Input	June 30, 2021
Risk-free interest rate	1.0%
Expected term (years)	5.36
Expected volatility	11.9%
Stock Price	$9.70
Exercise price	$11.50
Dividend yield	—%

The following table sets forth a summary of the changes in the fair value of the Level 3 assets and liabilities measured at fair value for the three months ended June 30, 2021:

Private Warrants
Fair value as of March 31, 2021	$2,742,750
Change in fair value	517,500
Fair value as of June 30, 2021	$3,260,250

There were no transfers between levels 1, 2 and 3 for the three months end ended June 30, 2021.

Note 7 — FAIR VALUE MEASUREMENTS

As of March 31, 2021, investment securities in the Company’s Trust Account consisted of $86,255,170 in U.S. Treasury Bills and $86,255,170 in Money Market mutual funds.. The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	March 31, 2021	(Level 1)	(Level 2)		(Level 3)
Assets:
Investments held in Trust Account-Money Market Mutual Funds	86,251,323	86,251,323
Cash and Investments held in Trust Account-Treasury Bills	86,255,170	86,255,170
	172,506,493	172,506,493
Liabilities
Warrant Liability – Public Warrants	$4,398,750	$4,398,750		$—	$—
Warrant Liability – Private Warrants	2,742,750	—		—	2,742,750
	$7,141,500	$4,398,750	$		$2,742,750

At March 31, 2020, the Company did not have any assets or liabilities that were measured at fair value on a recurring basis.

The Private Warrants were initially valued using a Black Scholes Option Pricing Model and were considered to be a Level 3 fair value measurements due to the use of unobservable inputs. The Black Scholes Option Pricing Model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from the post-merger announced publicly traded warrants for comparable SPAC companies as of the valuation date. A Monte Carlo Simulation Method was used in estimating the fair value of the public warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. For periods subsequent to the detachment of the warrants from the Units, including March 31, 2021, the closing price of the public warrants was used as the fair value as of each relevant date.

The key inputs used in the Black Scholes Option Pricing Model for the Private Warrants were as follows:

Input	March 31, 2021
Risk-free interest rate	1.2%
Expected term (years)	5.58
Expected volatility	10.0%
Stock Price	$9.70
Exercise price	$11.50
Dividend yield	0.0%

The following table sets forth a summary of the changes in the fair value of the Level 3 assets and liabilities measured at fair value for the year ended March 31, 2021:

	Warrant Liability	Private Warrants	Public Warrants
Fair value as of April 1, 2020	$—	$—	$—
Initial fair value of warrant liability upon issuance at IPO on February 2, 2021	17,077,500	6,468,750	10,608,750
Public warrants reclassified to level 1	—	—	(4,398,750)
Change in fair value	(9,936,000)	(3,726,000)	(6,210,000)
Fair value as of March 31, 2021	$7,141,500	$2,742,750	$—

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no other transfers between levels for the year ended March 31, 2021, except that the public warrants transferred from Level 3 to Level 1.

Cepton Technologies, Inc. [Member]
Recurring Fair Value Measurements [Line Items]
RECURRING FAIR VALUE MEASUREMENTS

Note 3. Fair Value Measurement

The following table summarize our assets measured at fair value on a recurring basis, by level, within the fair value hierarchy (in thousands):

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$9,275	$—	$—	$9,275
Total cash equivalents	$9,275	—	—	$9,275
Short-term investments:
Commercial Paper	—	5,595	—	5,595
Corporate debt securities	—	6,343	—	6,343
Asset-backed Securities	—	1,103	—	1,103
Total short-term investments	—	13,041	—	13,041
Total assets measured at fair value	$9,275	$13,041	$—	$22,316
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$7,192	$—	$—	$7,192
Total cash equivalents	$7,192	—	—	$7,192
Short-term investments:
Commercial Paper	—	14,587	—	14,587
Corporate debt securities	—	13,810	—	13,810
Asset-backed Securities	—	3,661	—	3,661
Total short-term investments	—	32,058	—	32,058
Total assets measured at fair value	$7,192	$32,058	$—	$39,250

Cash equivalents consist primarily of money market fund with original maturities of three months or less at the time of purchase, and the carrying amount is a reasonable estimate of fair value. Short-term investments consist of investment securities with original maturities greater than three months but less than twelve months and are included as current assets in the consolidated balance sheets. For corporate debt securities, the fair value as of June 30, 2021 and December 31, 2020 approximates amortized cost basis.

Note 3. Fair Value Measurement

The following table summarize our assets measured at fair value on a recurring basis, by level, within the fair value hierarchy (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$7,192	$—	$—	$7,192
Total cash equivalents	7,192	—	—	7,192
Short-term investments:
Commercial Paper	—	14,587	—	14,587
Corporate debt securities	—	13,810	—	13,810
Asset-backed Securities	—	3,661	—	3,661
Total short-term investments	—	32,058	—	32,058
Total assets measured at fair value	$7,192	$32,058	$—	$39,250

Cash equivalents consist primarily of money market fund with original maturities of three months or less at the time of purchase, and the carrying amount is a reasonable estimate of fair value. Short-term investments consist of investment securities with original maturities greater than three months but less than twelve months and are included as current assets in the consolidated balance sheets. For corporate debt securities, the fair value as of December 31, 2020 approximates amortized cost basis. There were no assets or liabilities requiring fair value measurement as of December 31, 2019.